Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
TOTAL REVENUES	$ 2,380,683	$ 2,124,681	$ 2,311,249
COSTS AND EXPENSES:
Cost of revenues	1,231,497	886,603	973,045
Selling, general and administrative	567,986	574,313	598,948
Research and development	112,708	97,465	161,365
Patent litigation settlement, net	0	0	85,123
Litigation-related and other contingencies, net	42,084	9,450	224,425
Asset impairment charges	22,542	32,011	72,551
Acquisition-related and integration items	77,384	7,614	18,432
OPERATING INCOME FROM CONTINUING OPERATIONS	326,482	517,225	177,360
INTEREST EXPENSE, NET	227,114	173,606	182,815
LOSS ON EXTINGUISHMENT OF DEBT	31,817	11,312	7,215
OTHER INCOME, NET	(32,324)	(53,059)	(621)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	99,875	385,366	(12,049)
INCOME TAX	38,267	143,742	38,822
INCOME (LOSS) FROM CONTINUING OPERATIONS	61,608	241,624	(50,871)
DISCONTINUED OPERATIONS, NET OF TAX	(779,792)	(874,038)	(637,150)
CONSOLIDATED NET LOSS	(718,184)	(632,414)	(688,021)
Less: Net income attributable to noncontrolling interests	3,135	52,925	52,316
NET LOSS ATTRIBUTABLE TO ENDO INTERNATIONAL PLC	$ (721,319)	$ (685,339)	$ (740,337)
NET LOSS PER SHARE ATTRIBUTABLE TO ENDO INTERNATIONAL PLC ORDINARY SHAREHOLDERS—BASIC:
Continuing operations, basic (usd per share)	$ 0.42	$ 2.13	$ (0.44)
Discontinued operations, basic (usd per share)	$ (5.33)	$ (8.18)	$ (5.96)
Basic (usd per share)	$ (4.91)	$ (6.05)	$ (6.40)
Continuing operations, diluted (usd per share)	$ 0.40	$ 2.02	$ (0.44)
Discontinued operations, diluted (usd per share)	$ (5.00)	$ (7.74)	$ (5.96)
Diluted (usd per share)	$ (4.60)	$ (5.72)	$ (6.40)
WEIGHTED AVERAGE SHARES:
Basic (shares)	146,896	113,295	115,719
Diluted (shares)	156,730	119,829	115,719